Business Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Sony Ericsson	Mar. 31, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson	Mar. 31, 2014 Major external customer	Mar. 31, 2013 Major external customer	Mar. 31, 2012 Major external customer	Mar. 31, 2014 Home Entertainment & Sound	Mar. 31, 2013 Home Entertainment & Sound	Mar. 31, 2012 Home Entertainment & Sound	Mar. 31, 2014 Home Entertainment & Sound Televisions	Mar. 31, 2013 Home Entertainment & Sound Televisions	Mar. 31, 2012 Home Entertainment & Sound Televisions	Feb. 15, 2012 Sony Mobile Communications
Segment Reporting Disclosure [Line Items]
Percentage of equity interest acquired																50.00%
Percentage of ownership in equity investees				50.00%	50.00%	50.00%
Operating income (loss)	¥ 26,495	¥ 226,503	¥ (65,663)										¥ (25,705)	¥ (69,602)	¥ (203,720)
Sales and operating revenue	¥ 7,767,266	¥ 6,795,504	¥ 6,493,083				¥ 0	¥ 0	¥ 0	¥ 1,166,007	¥ 993,822	¥ 1,285,833	¥ 754,308	¥ 581,475	¥ 843,464